Guarantees and Contingent Liabilities - Contract or Notional Amount of Letters of Credit (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 367
Commercial [Member] | Less Than One Year [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	339
Commercial [Member] | Greater Than One Year [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	28
Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	10,258
Standby Letters of Credit [Member] | Less Than One Year [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	4,676
Standby Letters of Credit [Member] | Greater Than One Year [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 5,582